11. Finance Income and Finance Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ 15	€ 60	€ (2,983)
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	(483)	(847)	(690)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	(175)	651	(2,378)
Interest on certificates of deposit with maturities of more than three months
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	602	5	77
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ 71	€ 251	€ 8